Note 2 - Allowance for Credit Losses: Schedule of Allowance for Loan Losses (Tables)	6 Months Ended
Jun. 30, 2021
Tables/Schedules
Schedule of Allowance for Loan Losses

Loan Class	June 30, 2021	December 31, 2020

Live Check Consumer Loans	$ 3,119,993	$ 3,964,176
Premier Consumer Loans	1,675,633	2,069,315
Other Consumer Loans	17,011,152	20,181,097
Real Estate Loans	1,393,291	1,414,443
Sales Finance Contracts	2,223,496	3,576,629
Total	$ 25,423,565	$ 31,205,660